AMERITAS LIFE INSURANCE CORP.
                                  ("AMERITAS")
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL
                                       and
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("Separate Accounts")

                                  Supplement to
               Ameritas Low-Load Variable Universal Life ("LLVL")
        Ameritas Low-Load Survivorship Variable Universal Life ("LLSVUL")
                         Prospectuses Dated May 1, 2008
                 Ameritas No Load Variable Annuity ("NLVA 4080")
                          Prospectus Dated May 1, 2006

                          Supplement Dated May 1, 2009

This supplement amends certain disclosure contained in the above-referenced prospectuses for the policies with the same names. Please keep this supplement together with your prospectus for future reference. Please note that some information provided below may not be applicable to you, as all underlying portfolios may not be available as subaccount investment options under your policy.

1. Effective May 1, 2009, Ameritas will add subaccount investment options to your Policy. The following information describing the underlying portfolios for the new investment options is added to your prospectus. Not all funds are added to all products; refer to the charts below.
     A. The following Fund/Portfolio* information is added to all places where the investment options of the Separate Account are listed:

           ---------------------------------------------------------------------
           Fidelity(R) VIP High Income Portfolio, Initial Class**
           ---------------------------------------------------------------------
           PIMCO CommodityRealReturnTM Strategy Portfolio, Administrative Class
           ---------------------------------------------------------------------
           PIMCO Total Return Portfolio, Administrative Class
           ---------------------------------------------------------------------
           * Short cites are used in this list. The Separate Account Variable Investment Options section uses complete Fund/Portfolio names.
           ** Portfolio available for the LLVL product only.

     B. The following information is added to the prospectus's Separate Account Variable Investment Options section of your prospectus:

         --------------------------------------------------- -------------------------------------------------------
                             FUND NAME                                         Investment Adviser
         Portfolio Name - Subadviser(s)                      Portfolio Type / Summary of Investment Strategy
         --------------------------------------------------- -------------------------------------------------------
               Fidelity(R) Variable Insurance Products                 Fidelity Management & Research Company
         --------------------------------------------------- -------------------------------------------------------
         Fidelity(R) VIP High Income Portfolio, Initial      Income and growth.
         Class - *
         -----------------------------------------------------------------------------------------------------------
         - Subadvisers: Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity
          International Investment Advisors (U.K.) Limited; and FMR Co., Inc., Fidelity Investments Japan Limited
         -----------------------------------------------------------------------------------------------------------
                   PIMCO Variable Insurance Trust                  Pacific Investment Management Company LLC
         --------------------------------------------------- -------------------------------------------------------
         PIMCO CommodityRealReturn (TM) Strategy Portfolio,  Real return.
         Administrative Class
         --------------------------------------------------- -------------------------------------------------------
         PIMCO Total Return Portfolio, Administrative Class  Total return.
         --------------------------------------------------- -------------------------------------------------------
         * Portfolio available for the LLVL product only.

     C. Please see the respective fund prospectus for more information about the portfolios, including Portfolio Company Operating Expenses.

2. Effective May 1, 2009, Franklin Templeton Variable Insurance Products Trust ("FTVIPT"), Janus Aspen Series ("Janus") and Rydex Variable Trust ("Rydex"), respectively, changed the names of the following portfolios, which are available through subaccounts of the Separate Accounts:

         ---------------------------------------------------- -------------------------------------------------
                       Former Portfolio Names                         New Names Effective May 1, 2009
         ---------------------------------------------------- -------------------------------------------------
         FTVIPT Templeton Global Income Securities - 2        FTVIPT Templeton Global Bond Securities - 2
         ---------------------------------------------------- -------------------------------------------------
         Janus Large Cap Growth Portfolio *                   Janus Portfolio *
         ---------------------------------------------------- -------------------------------------------------
         Rydex Sector Rotation                                Rydex All-Cap Opportunity
         ---------------------------------------------------- -------------------------------------------------
           * Available only in the LLVL and NLVA 4080.

Therefore, all references to these portfolios in the product prospectuses are changed to the new names effective May 1, 2009.

3. The following replaces the last paragraph of the, "Separate Account Value" section of your prospectus:

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share. Notwithstanding the preceding statements, Owners will be guaranteed to receive $1.00 net asset value for amounts they had invested in the money market account as of September 19, 2008, subject to the terms of the U.S. Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is currently set to expire on September 18, 2009.

4. To clarify our current administrative procedures, the section on "Adding, Deleting, or Substituting Variable Investment Options" is deleted and replaced with the following:

         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes. We will notify you of any changes to the variable investment options.

5. The third bullet of the "Transfers" section "Transfer Rules" is replaced with the following:

     o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
          - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
          - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.

6. Ameritas intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 (the "1934 Act") to the extent the requirement to file reports under the 1934 Act is determined to be applicable to depositors of variable insurance products.


All other provisions of your prospectus remain as stated in your Policy and prospectus as previously amended.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.
             If you do not have a current prospectus, please
                      contact Ameritas at 1-800-255-9678.